ACQUISITION (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about business combination [abstract]
SUMMARY OF FAIR VALUE OF COMMITMENT

The table below summarizes the fair value of the commitment at the purchase date:

Balance at January 1, 2022	$-
Acquisition date February 3, 2022	343
Revaluation	1,190
Effect of changes in foreign exchange rates	(86)
Balance at December 31, 2022	$1,447

SCHEDULE OF FAIR VALUE OF ASSETS ACQUIRED

The table below summarizes the fair value of assets acquired at the purchase date:

February 3, 2022

Working capital other than cash and cash equivalents	$869
Liability for severance pay fund, net	(35)
Property, plant and equipment	636
Benefit shareholder consulting agreement	27
Customer relations	284
Goodwill (*)	1,188
Total consideration paid (**)	$2,969

Consideration paid in cash	$879
Commitment to the selling shareholders	343
Consideration paid in common shares in the capital of the Company	1,747
Total consideration paid (**)	$2,969

(*)	Goodwill represents the excess of the purchase price over the fair value of the net tangible and identifiable intangible assets acquired. The goodwill is attributed to the expected benefits arising from the synergies of the combination of the activities of the Company and acquired company, and to the value of assembled workforce.

Isramat manufactures and sells precision metal parts. Revenue from these sales is recognized when Isramat has delivered the parts to locations specified by its customers and the customers have accepted the parts in accordance with the sales contract.

(**)	Consideration paid in cash for the purchase of Isramat shares was $879, and the balance of the consideration was settled by the issuance of 273,774 common shares in the capital of the Company at a value of $1,747.

SCHEDULE OF PRO FORMA INFORMATION

The pro forma financial information presented below is for information purposes only, is subject to a number of estimates, assumptions and other uncertainties, and is not indicative of the results of operations that would have been achieved had the transaction taken place at January 1, 2022. The pro forma financial information is as follows:

For the year ended December 31, 2022
(in thousands)
unaudited

Total revenues	$9,594
Net loss attributable to the Company	$17,635